Prepaid Expenses and Deferred Offering Costs (Details Narrative) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Prepaid expenses and deferred offering costs	$ 252,431	$ 132,023
Prepaid expenses - short term	141,687	132,023	$ 34,327
Deferred offering costs	110,744
Advertising and Marketing Services [Member]
Prepaid expenses - short term	73,000
Deposit for Canine Elbow Osteoarthritis Study [Member]
Prepaid expenses - short term	$ 25,000